Tax Matters - Provision for Taxes on Income (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended											12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2012 U.S. Department of Justice [Member] Rapamune [Member] Wyeth - Rapamune [Member]	Dec. 31, 2013 Established Products and Emerging Markets [Member]		Dec. 31, 2013 Laboratorio Teuto Brasilero [Member]	Nov. 08, 2010 Laboratorio Teuto Brasilero [Member]	Dec. 31, 2013 Internal Revenue Service (IRS) [Member]	Dec. 31, 2012 Internal Revenue Service (IRS) [Member]	Dec. 31, 2011 Internal Revenue Service (IRS) [Member]	Dec. 31, 2013 Various Foreign Country Tax Authorities [Member]	Dec. 31, 2012 Various Foreign Country Tax Authorities [Member]	Dec. 31, 2011 Various Foreign Country Tax Authorities [Member]	Dec. 31, 2013 US Health Care Legislation [Member]	Dec. 31, 2012 US Health Care Legislation [Member]	Dec. 31, 2011 US Health Care Legislation [Member]
Income Taxes [Line Items]
Deferred income taxes on certain current-year funds earned outside of the U.S.	$ 2,300		$ 2,200		$ 2,100
Tax adjustments, settlements, and unusual provisions												430	1,100	80	470	310	267
Selling, informational and administrative expenses(a)	14,355	[1]	15,171	[1]	17,581	[1]												280	336	248
Other legal matters, net(d)	35	[2]	2,220	[2]	784	[2]	491
Patent litigation settlement income	1,342	[3]	0	[3]	0	[3]
Derecognition(c)	292	[4]						292	[4]
Equity Method Investment, Recognized Gain (Loss)										(223)
Equity Method Investment, Ownership Percentage											40.00%
Equity Method Investment, Other than Temporary Impairment										$ 32

[1]	Exclusive of amortization of intangible assets, except as disclosed in Note 1K. Basis of Presentation and Significant Accounting Policies: Amortization of Intangible Assets, Depreciation and Certain Long-Lived Assets.
[2]	In 2012, primarily includes a $491 million charge relating to the resolution of an investigation by the U.S. Department of Justice into Wyeth's historical promotional practices in connection with Rapamune, a $450 million settlement of a lawsuit by Brigham Young University related to Celebrex, and charges related to hormone-replacement therapy litigation and Chantix litigation. In 2011, primarily includes charges related to hormone-replacement therapy litigation. For additional information, see Note 17. Commitments and Contingencies.
[3]	In 2013, reflects income from a litigation settlement with Teva Pharmaceutical Industries Ltd. (Teva) and Sun Pharmaceutical Industries Ltd. (Sun) for patent-infringement damages resulting from their "at-risk" launches of generic Protonix in the U.S. As of December 31, 2013, the remaining receivables from Teva are included in Other current assets ($512 million). For additional information, see Note 17A5. Commitments and Contingencies: Legal Proceedings––Certain Matters Resolved During 2013.
[4]	Reflects the goodwill derecognized as part of the transfer of certain product rights, which constituted a business, to our equity-method investment in China. For additional information, see Note 2D. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Equity-Method Investments.